CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011	May 16, 2011	Mar. 01, 2008
Ordinary shares, par value (in dollars per share)	$ 0.000256	$ 0.000256		$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000		50,000,000
Ordinary shares, shares issued	27,780,000	27,780,000
Ordinary shares, shares outstanding	27,780,000	27,780,000	27,780,000